Non-Operating Income (Expense) - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) USD_per_LB	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($) USD_per_LB	Mar. 31, 2024 USD ($)	Dec. 31, 2018
Inversiones Mineras S.A.
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives	$ 7	$ 4
Proportion of additional interests acquired (as a percent)					13.50%
Derivative liability, contractual amount (in usd per lb) | USD_per_LB	3.15		3.15
Derivative contractual period	3 years
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			$ 100	$ 97
Amount by which credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss mitigate maximum exposure to credit risk	$ 132	115
Current financial liabilities	72	0
Non-current financial liabilities	60	115
Codelco
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives	(44)	(152)
Financial liabilities at amortised cost	$ 548	$ 444
Interest in fort hills	10.00%